Hod Maden and Other Investments in Associates - Summarized Financial Information in Associate Carrying Amount Rollforward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Beginning of Year	$ 116,585
Capital investment	3,312	$ 3,000
Currency translation adjustments	23,052	13,140
End of Year	112,906	116,585
Hod Maden Associate [member]
Disclosure of associates [line items]
Beginning of Year	116,585	127,224
Company's share of net loss of associate	(360)	(414)
Capital investment	3,579	3,000
Currency translation adjustments	(23,138)	(13,225)
End of Year	96,666	116,585
Entree Resources Limited [member]
Disclosure of associates [line items]
Beginning of Year	0	0
Acquisition of investment in associate	16,339	0
Company's share of net loss of associate	(99)	0
End of Year	$ 16,240	$ 0